Financial Instruments - Summary of Credit Ratings (Detail)	12 Months Ended
Dec. 31, 2024
Moodys [member]
Disclosure of credit risk exposure [Line Items]
Long-term debt	Baa1
Commercial paper	P-2
Trend/Outlook	Stable
S&P Global Ratings [Member]
Disclosure of credit risk exposure [Line Items]
Long-term debt	BBB+
Commercial paper	A-2
Trend/Outlook	Stable
DBRS Limited [Member]
Disclosure of credit risk exposure [Line Items]
Long-term debt	BBB (high)
Commercial paper	R-2 (high)
Trend/Outlook	Stable
Fitch [member]
Disclosure of credit risk exposure [Line Items]
Long-term debt	BBB+
Commercial paper	F1
Trend/Outlook	Stable